EMPLOYMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) EMPLOYEE	Dec. 31, 2024 USD ($) EMPLOYEE	Dec. 31, 2023 USD ($) EMPLOYEE
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Average number of employees, including discontinued operations | EMPLOYEE	287	401	383
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 24,046,000	$ 33,584,000	$ 29,975,000
Total share based payments, inclusive of amounts capitalised	324,000	1,316,000	2,069,000
Employees contribution	355,000	451,000	508,000
Pension accrual	$ 147,000	$ 0	$ 56,000